MAINLAND CHINA CONTRIBUTION PLAN (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
MAINLAND CHINA CONTRIBUTION PLAN
Employee benefit contributions	119,015	93,178	57,295